UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08455

Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2006

Date of reporting period:	August 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments August 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.1%)
	Bermuda (1.1%)
	Semiconductors
72,517	Marvell Technology Group Ltd.*	$3,422,077

	Cayman Islands (0.8%)
	Property - Casualty Insurers
53,908	ACE Ltd.	2,394,054

	China (0.7%)
	Internet Software/Services
82,000	SINA Corp.*	2,357,500

	Finland (a) (0.6%)
	Telecommunication Equipment
122,963	Nokia Oyj	1,934,900

	France (a) (6.3%)
	Electrical Products
45,475	Schneider Electric S.A.	3,587,663

	Gas Distributors
48,270	Gaz de France (GDF)	1,612,908

	Integrated Oil
23,503	Total S.A.	6,188,738

	Major Banks
46,914	BNP Paribas S.A.	3,431,153

	Major Telecommunications
168,319	France Telecom S.A.	5,085,333

	Total France	19,905,795

	Germany (a) (3.0%)
	Major Banks
31,300	Deutsche Bank AG (Registered Shares)	2,723,037

	Motor Vehicles
55,515	Bayerische Motoren Werke (BMW) AG	2,508,649

	Multi-Line Insurance
33,077	Allianz AG (Registered Shares)	4,293,393

	Total Germany	9,525,079

	Hong Kong (a) (1.0%)
	Real Estate Development
324,000	Sun Hung Kai Properties Ltd.	3,283,639

	Italy (a) (1.0%)
	Integrated Oil
108,320	ENI SpA	3,209,932

	Japan (a) (6.7%)
	Chemicals: Specialty
57,900	JSR Corp.	3,248,258
71,900	Shin-Etsu Chemical Co., Ltd.	2,919,422
		6,167,680
	Electric Utilities
100,500	Tokyo Electric Power Co., Inc. (The)	2,472,206

	Electronic Equipment/Instruments
36,500	Canon, Inc.	1,847,540

	Major Banks
610,000	Joyo Bank, Ltd. (The)	3,350,391

	Motor Vehicles
106,000	Toyota Motor Corp.	4,338,946

	Pharmaceuticals: Major
55,600	Takeda Pharmaceutical Co., Ltd.	3,012,213

	Total Japan	21,188,976

	Netherlands (a) (4.2%)
	Air Freight/Couriers
128,271	TNT NV	3,300,322

	Food: Specialty/Candy
76,261	Royal Numico NV*	3,161,894

	Integrated Oil
92,368	Royal Dutch Shell PLC (Class A)	3,011,245

	Major Telecommunications
391,031	Koninklijke (Royal) KPN NV	3,701,463

	Total Netherlands	13,174,924

	South Korea (1.4%)
	Major Banks
54,800	Kookmin Bank (ADR)	2,777,264

	Wireless Telecommunications
73,238	SK Telecom Co., Ltd. (ADR)	1,557,040

	Total South Korea	4,334,304

	Spain (a) (1.7%)
	Major Banks
182,433	Banco Bilbao Vizcaya Argentaria, S.A.	3,036,751

	Tobacco
51,336	Altadis, S.A.	2,231,156

	Total Spain	5,267,907

	Sweden (a) (2.4%)
	Industrial Machinery
109,456	Sandvik AB	4,864,317

	Major Banks
117,126	ForeningsSparbanken AB	2,878,607

	Total Sweden	7,742,924

	Switzerland (a) (2.9%)
	Financial Conglomerates
48,554	UBS AG (Registered Shares)	3,985,721

	Pharmaceuticals: Major
103,533	Novartis AG (Registered Shares)	5,035,148

	Total Switzerland	9,020,869

	Taiwan (0.7%)
	Major Telecommunications
120,100	Chunghwa Telecom Co., Ltd. (ADR)	2,311,925

	United Kingdom (a) (8.5%)
	Food Retail
335,837	Morrison (W.M.) Supermarkets PLC	1,098,481

	Food: Specialty/Candy
319,639	Cadbury Schweppes PLC	3,164,082

	Hotels/Resorts/Cruiselines
62,052	Carnival PLC	3,224,740

	Household/Personal Care
89,948	Reckitt Benckiser PLC	2,795,351

	Major Banks
165,792	HSBC Holdings PLC	2,674,595
135,480	Royal Bank of Scotland Group PLC	3,960,519
		6,635,114
	Pharmaceuticals: Major
70,770	AstraZeneca PLC	3,243,207
89,508	GlaxoSmithKline PLC	2,173,552
		5,416,759
	Wireless Telecommunications
1,651,220	Vodafone Group PLC	4,538,607

	Total United Kingdom	26,873,134

	United States (55.1%)
	Aerospace & Defense
36,200	Boeing Co.	2,426,124

	Aluminum
110,175	Alcoa, Inc.	2,951,588

	Biotechnology
53,016	Amgen Inc.*	4,235,978
36,732	Genentech, Inc.*	3,450,604
		7,686,582
	Casino/Gaming
108,948	GTECH Holdings Corp.	3,113,734
137,995	International Game Technology	3,825,221
62,139	Las Vegas Sands Corp.*	2,192,885
		9,131,840
	Computer Communications
123,266	Cisco Systems, Inc.*	2,171,947

	Computer Processing Hardware
55,200	Apple Computer, Inc.*	2,590,536
160,555	Dell, Inc.*	5,715,758
		8,306,294
	Contract Drilling
36,340	GlobalSantaFe Corp.	1,703,619

	Discount Stores
102,451	Target Corp.	5,506,741

	Electric Utilities
114,989	American Electric Power Co., Inc.	4,275,291
32,200	Exelon Corp.	1,735,258
		6,010,549
	Finance/Rental/Leasing
31,490	Capital One Financial Corp.	2,589,738

	Financial Conglomerates
163,934	Citigroup, Inc.	7,175,391
54,012	State Street Corp.	2,610,400
		9,785,791
	Food: Major Diversified
61,601	General Mills, Inc.	2,841,038

	Home Improvement Chains
65,199	Lowe’s Companies, Inc.	4,192,948

	Industrial Conglomerates
42,900	Danaher Corp.	2,297,724
226,823	General Electric Co.	7,623,521
32,800	Ingersoll-Rand Co. Ltd. (Class A)	2,611,536
		12,532,781
	Insurance Brokers/Services
83,711	Marsh & McLennan Companies, Inc.	2,348,094

	Integrated Oil
128,126	Chevron Corp.	7,866,936

	Investment Banks/Brokers
69,282	Merrill Lynch & Co., Inc.	3,960,159
186,022	Schwab (Charles) Corp. (The)	2,516,878
		6,477,037
	Life/Health Insurance
69,000	MetLife, Inc.	3,379,620

	Major Banks
128,983	Bank of America Corp.	5,550,139

	Major Telecommunications
66,828	Sprint Nextel Corp.	1,732,850

	Managed Health Care
61,311	Aetna, Inc.	4,884,647

	Media Conglomerates
60,600	Disney (Walt) Co. (The)	1,526,514
243,131	News Corp Inc. (Class A)	3,941,154
		5,467,668
	Medical Specialties
58,400	Medtronic, Inc.	3,328,800

	Multi-Line Insurance
32,013	American International Group, Inc.	1,895,170

	Oil Refining/Marketing
71,600	Marathon Oil Corp.	4,604,596

	Oilfield Services/Equipment
41,843	BJ Services Co.	2,639,456

	Other Consumer Services
71,902	Coinstar, Inc.*	1,379,799

	Packaged Software
185,897	Microsoft Corp.	5,093,578
135,022	Symantec Corp.*	2,832,762
		7,926,340

	Pharmaceuticals: Major
47,870	Johnson & Johnson		3,034,479
59,016	Lilly (Eli) & Co.		3,247,060
125,164	Pfizer, Inc.		3,187,927
219,988	Schering-Plough Corp.		4,709,943
			14,179,409
	Pulp & Paper
74,015	Georgia-Pacific Corp.		2,375,141

	Regional Banks
107,736	U.S. Bancorp		3,148,046

	Restaurants
54,377	Outback Steakhouse, Inc.		2,262,627

	Semiconductors
113,100	Texas Instruments Inc.		3,696,108

	Telecommunication Equipment
184,182	Corning, Inc.*		3,676,273
78,122	QUALCOMM Inc.		3,102,225
			6,778,498
	Tobacco
62,380	Altria Group, Inc.		4,410,266

	Total United States		174,168,827

	Total Common Stocks (Cost$290,429,095)		310,116,766

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (1.3%)
	Repurchase Agreement
$4,068	Joint repurchase agreement account 3.575% due 09/01/05 (dated 08/31/05; proceeds $4,068,404) (b) (Cost $4,068,000)		4,068,000

	Total Investments (Cost $294,497,095) (c)(d)	99.4%	314,184,766

	Other Assets in Excess of Liabilities	0.6	1,881,056

	Net Assets	100.0%	$316,065,822

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

Securities with total market value equal to $121,128,079 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $37,007,490 in connection with open forward foreign currency contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $30,917,803 and the aggregate gross unrealized depreciation is $11,230,132, resulting in net unrealized appreciation of $19,687,671.

Morgan Stanley Global Advantage Fund

Portfolio of  Investments  August 31, 2005 (unaudited)

Forward Foreign Currency Contracts Open at August 31, 2005:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
$6,501,335		AUD	8,550,000	11/04/05	$(76,437)
EUR	1,000,000	AUD	1,612,450	11/04/05	(25,041)
$10,236,899		CAD	12,350,000	11/04/05	186,654
EUR	2,586,002	JPY	350,000,000	11/04/05	(15,127)
EUR	97,957	GBP	67,956	11/04/05	1,195
SEK	22,000,000	GBP	1,629,521	11/04/05	14,220
$6,185,778		GBP	3,500,000	11/04/05	115,214
GBP	891,064	JPY	175,000,000	11/04/05	(12,656)
$4,797,195		JPY	529,548,000	11/04/05	18,702

Net unrealized appreciation					$206,724

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
CAD	Canadian Dollar.
EUR	Euro.
JPY	Japanese Yen.
SEK	Swedish Krona.

Morgan Stanley Global Advantage Fund

Summary of Investments August 31, 2005 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS

Major Banks	$30,382,455		9.6%
Pharmaceuticals: Major	27,643,529		8.8
Integrated Oil	20,276,850		6.4
Financial Conglomerates	13,771,512		4.4
Major Telecommunications	12,831,571		4.1
Industrial Conglomerates	12,532,781		4.0
Casino/Gaming	9,131,840		2.9
Telecommunication Equipment	8,713,398		2.8
Electric Utilities	8,482,755		2.7
Computer Processing Hardware	8,306,294		2.6
Packaged Software	7,926,340		2.5
Biotechnology	7,686,582		2.4
Semiconductors	7,118,185		2.3
Motor Vehicles	6,847,595		2.2
Tobacco	6,641,422		2.1
Investment Banks/Brokers	6,477,037		2.1
Food: Specialty/Candy	6,325,976		2.0
Multi-Line Insurance	6,188,563		2.0
Chemicals: Specialty	6,167,680		2.0
Wireless Telecommunications	6,095,647		1.9
Discount Stores	5,506,744		1.7
Media Conglomerates	5,467,668		1.7
Managed Health Care	4,884,647		1.5
Industrial Machinery	4,864,317		1.5
Oil Refining/Marketing	4,604,596		1.5
Home Improvement Chains	4,192,948		1.3
Repurchase Agreement	4,068,000		1.3
Electrical Products	3,587,663		1.1
Life/Health Insurance	3,379,620		1.1
Medical Specialties	3,328,800		1.1
Air Freight/Couriers	3,300,322		1.0
Real Estate Development	3,283,639		1.0
Hotels/Resorts/Cruiselines	3,224,740		1.0
Regional Banks	3,148,046		1.0
Aluminum	2,951,588		0.9
Food: Major Diversified	2,841,038		0.9
Household/Personal Care	2,795,351		0.9
Oilfield Services/Equipment	2,639,456		0.8
Finance/Rental/Leasing	2,589,738		0.8
Aerospace & Defense	2,426,124		0.8
Property - Casualty Insurers	2,394,054		0.8
Pulp & Paper	2,375,141		0.8
Internet Software/Services	2,357,500		0.7
Insurance Brokers/Services	2,348,094		0.7
Restaurants	2,262,627		0.7
Computer Communications	2,171,947		0.7
Electronic Equipment/Instruments	1,847,539		0.6
Contract Drilling	1,703,619		0.5
Gas Distributors	1,612,908		0.5
Other Consumer Services	1,379,799		0.4
Food Retail	1,098,481		0.3

	$314,184,766	*	99.4%

* Does not include open forward foreign currency contracts with net unrealized appreciation of $206,724.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005